EARNINGS PER SHARES	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARES [Abstract]
EARNINGS PER SHARES
NOTE 15 – EARNINGS PER SHARES

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2017	2016	2015

Net income attribute to the Company	$5,345,311	$4,823,973	$5,896,804

Weighted average ordinary shares outstanding - basic and diluted	19,791,110	19,804,164	19,862,537

Basic and diluted earnings per share	$0.27	$0.24	$0.30